                                                              February 1, 1998
                            STAGECOACH FUNDS/R/

Stagecoach
        Money Market Funds
Prospectus




National Tax-Free Money Market       Please read this Prospectus and keep it for
Money Market                         future reference. It is designed to provide
Mutual Fund                          you with important information and to help
Prime Money Market                   you decide if a Fund's goals match your
                                     own.
Mutual Fund
                                     These securities have not been approved or
Treasury Money Market                disapproved by the U.S. Securities and
Mutual Fund                          Exchange Commission, any state securities
                                     commission or any other regulatory
Institutional Class                  authority, nor have any of these
                                     authorities passed upon the accuracy or
Investment Advisor                   adequacy of this Prospectus. Any
and Administrator:                   representation to the contrary is a
                                     criminal offense.
Wells Fargo Bank
                                     Fund shares are NOT deposits or other
Distributor and                      obligations of, or issued, endorsed or
Co-Administrator:                    guaranteed by, Wells Fargo Bank, N.A.
                                     ("Wells Fargo Bank"), or any of its
Stephens Inc.                        affiliates. Fund shares are NOT insured or
                                     guaranteed by the U.S. Government, the
                                     Federal Deposit Insurance Corporation
                                     ("FDIC"), the Federal Reserve Board or any other governmental agency. AN INVESTMENT IN
                                     A FUND INVOLVES CERTAIN RISKS, INCLUDING
                                     POSSIBLE LOSS OF PRINCIPAL. WE CANNOT
                                     ASSURE YOU THAT A FUND WILL MAINTAIN A
                                     STABLE NET ASSET VALUE OF $1.00 PER
                                     SHARE.

About This Prospectus
_______________________________________________________________________________

What is a prospectus?

A prospectus provides you with the information you need in order to make an informed investment decision. It describes how a Fund operates and invests its assets and also contains fee and expense information.

What is different about this Prospectus?

We have rewritten our Prospectus in "Plain English" and grouped some of the most important Fund information together to make it easier to read and understand.

How is the Fund information organized?

After important summary information and the expense fee table, each Fund's investment objective and financial highlights are presented. The icons below tell you where various types of information about a Fund can be found.

                     Important  information you should look for:
_____________________________________________________________________________

[LOGO OF             Investment Objective and Investment Policies
ARROW]
                     What is the Fund trying to achieve? How do we intend to
                     invest your money? What makes a Fund different from the
                     other Funds offered in this Prospectus? Look for the arrow icon to find out.
_______________________________________________________________________________

[LOGO OF             Permitted Investments
PERCENTAGE SIGN]
                     A summary of the Fund's key permitted investments and
                     practices.
_______________________________________________________________________________

[LOGO OF             Important Risk Factors
EXCLAMATION POINT]
                     What are key risk factors for this Fund? This will include the factors described in "General Investment Risks"
                     together with any special risk factors for this
                     Fund.
_______________________________________________________________________________

[LOGO OF             Additional Fund Facts
ADDITION SIGN]
                     Provides additional information about the Fund.
_______________________________________________________________________________

Why is italicized print used throughout this Prospectus?

Words appearing in italicized print and highlighted in color are defined in the Glossary.

What else do I need to understand these Funds?

Each Fund has a "Statement of Additional Information" that supplements the disclosures made in this Prospectus. You may also want to review the most recent Annual or Semi-Annual Report. You can order copies of these documents without charge by calling 1-800-260-5969. The Statement of Additional Information and other information for the Funds is also available on the SEC's website (http://www.sec.gov).

Table of Contents


                                  Key Information                       4

                                  Summary of Expenses                   6
_______________________________________________________________________________

The Funds                         National Tax-Free Money Market
                                    Mutal Fund                          8
This section contains
important information             Prime Money Market Mutual Fund       10
about the individual Funds.
                                  Treasury Money Market Mutual Fund    14

                                  General Investment Risks             18
________________________________________________________________________________

Your Account                      Your Fund Account                    22

Turn to this section for          How to Buy Shares                    23
information on how to
open and maintain your account,   How to Sell Shares                   24
including how to buy, sell and
exchange Fund shares.             Exchanges                            25

                                  Other Information                    26
_______________________________________________________________________________

Reference                         Organization and Management
                                    of the Funds                       29
Look here for details on
the organization of the           How to Read the Financial Highlights 32
Funds and term definitions.
                                  Glossary                             33


Key Information
_______________________________________________________________________________

Summary of the Stagecoach Money Market Funds

The Funds described in this Prospectus invest in money market instruments, seek to maintain a $1.00 per share net asset value in order to preserve principal, and distribute dividends once a month. Each Fund has a different investment objective intended to meet different investment needs. You should consider each Fund's objective, investment practices, permitted investments and risks carefully before investing in a Fund. The investment objective of each Fund is fundamental and may not be changed without the approval of a majority of shareholders.

Should you consider investing in these Funds? Yes, if:

*    you are looking for a fund in which to invest short-term cash;

*    you are looking to preserve principal; and
*    you are looking for monthly income.

You should not invest in these Funds if:

* you are looking for FDIC insurance coverage or guaranteed rates of return;
*    you are unwilling to accept that you may lose money on your investment;
* you are unwilling to accept the risk that we may be unable to maintain a $1.00 per share net asset value and that your investment principal may fluctuate; or
*    you are seeking long-term total return.

What are Institutional shares?

Institutional shares are typically held for your benefit by affiliate, franchise or correspondent banks of Wells Fargo & Company and other select institutions. The Funds offered here are available in other share classes. A prospectus for additional share classes can be obtained by calling 1-800-260-5969.

Who are "We"?

In this Prospectus, "We" generally means the Stagecoach Funds. "We" sometimes refers to the Investment Advisor or other companies hired by the Fund to perform services. The section on "Organization and Management of the Funds" further explains how the Funds are organized.

Who are "You"?

In this Prospectus, "You" means the potential investor or the shareholder.

What are the "Funds"?

In this Prospectus, the "Funds" refers to the Stagecoach Funds listed on the cover of this Prospectus. The "Funds" also may refer to other mutual funds offered by Stagecoach Funds, Inc.

4  Stagecoach Money Market Funds Prospectus

_______________________________________________________________________________

Key Terms

The term "money market instruments" is used in this Prospectus to refer to a broad variety of short-term debt securities, commercial paper, certificates of deposit, repurchase agreements and other investment activities described in the Glossary and the Investment Practice/Risk table on page 21.

Dividends

We declare dividends, if any, daily and pay them monthly. You earn dividends from the day your purchase of shares is effected and you continue to earn them until the day before your shares are redeemed.

                                   Stagecoach Money Market Funds Prospectus  5

Money Market Funds                                           Summary of Expenses
--------------------------------------------------------------------------------


================================================================================
Shareholder Transaction Expenses
================================================================================
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in a Fund. These tables do not reflect any charges that may be imposed by Wells Fargo Bank or other institutions in connection with an account through which you hold Fund shares. See
"Organization and Management of the Funds" for more details.
--------------------------------------------------------------------------------
                                                 National
                                      Prime      Tax-Free      Treasury
--------------------------------------------------------------------------------
Maximum sales charge on a purchase     None        None          None
--------------------------------------------------------------------------------
Maximum sales charge on reinvested
  dividends                            None        None          None
--------------------------------------------------------------------------------
Maximum sales charge imposed on
  redemptions                          None        None          None
--------------------------------------------------------------------------------
Exchange fees                          None        None          None
--------------------------------------------------------------------------------
================================================================================
Annual Fund Operating Expenses (as a percentage of average net assets)
================================================================================
Annual Fund Operating Expenses reflect amounts paid by each Fund during the prior fiscal period. For the National Tax-Free Money Market Mutual Fund, the
amounts shown for "Other Expenses" and "Total Fund Operating Expenses" are
based on estimated amounts expected to be in effect during the current fiscal year. Fee waivers and expense reimbursements are voluntary and may be discontinued without prior notice.
--------------------------------------------------------------------------------
                                                 National
                                      Prime      Tax-Free      Treasury
--------------------------------------------------------------------------------
Management fee (after waivers)          0.12%      0.19%         0.12%
--------------------------------------------------------------------------------
Other expenses (after waivers
  or reimbursements)                    0.13%      0.11%         0.13%
--------------------------------------------------------------------------------
Total Fund Operating Expenses
  (after waivers or reimbursements)     0.25%      0.30%         0.25%
--------------------------------------------------------------------------------
Management fee (before waivers)         0.25%      0.30%         0.25%
--------------------------------------------------------------------------------
Other expenses (before waivers
  or reimbursements)                    0.13%      0.47%         0.14%
--------------------------------------------------------------------------------
Total Fund Operating Expenses
  (before waivers or reimbursements)    0.38%      0.77%         0.39%
--------------------------------------------------------------------------------
================================================================================
Example of Expenses - This example is not a representation of past or future expenses, and actual expenses may be higher or lower than those shown.
================================================================================
You would pay the following expenses
on a $1,000 investment assuming a 5%
annual return and that you redeem your
shares at the end of each period.
                                                     National
                                        Prime        Tax-Free    Treasury
--------------------------------------------------------------------------------
1 Year                                    $3            $3         $3
--------------------------------------------------------------------------------
3 Years                                   $8            $10        $8
--------------------------------------------------------------------------------
5 Years                                   $14           $17        $14
--------------------------------------------------------------------------------
10 Years                                  $32           $38        $32
--------------------------------------------------------------------------------

6  Stagecoach Money Market Funds Prospectus

This page intentionally left blank
_______________________________________________________________________________

National Tax-Free Money Market Mutual Fund
_______________________________________________________________________________
                    Advisor:              Wells Fargo Bank
_______________________________________________________________________________

[LOGO OF A          Investment Objective
RIGHT POINT         The National Tax-Free Money Market Mutual Fund seeks to
ARROW]              provide investors with a high level of income exempt from
                    federal income tax, while preserving capital and liquidity.

                    Investment Policies

                    We actively manage a portfolio of U.S. dollar-denominated, high-quality, short-term instruments, primarily municipal obligations with remaining maturities of 397 days or less. Among the municipal obligations we buy are bonds, notes and commercial paper issued by or on behalf of the states, territories and possessions of the United States and their political subdivisions and other public authorities. Under normal market conditions we invest substantially all of our assets in debt obligations that are exempt from federal income tax. We maintain an overall dollar-weighted average maturity of 90 days or less.
_______________________________________________________________________________

[LOGO OF A          Permitted Investments
PERCENTAGE          Under normal market conditions, we invest:
SIGN]
                    * at least 80% of our net assets in municipal obligations the interest on which is exempt from federal income tax and not subject to the federal alternative minimum tax; and

                    * in obligations rated within the two highest categories by a nationally recognized ratings organization.

                    We may also invest up to 20% of our assets in permitted taxable investments as a defensive measure due to unusual market conditions or to maintain liquidity.

8  Stagecoach Money Market Funds Prospectus

_______________________________________________________________________________

[LOGO OF AN         Important Risk Factors
EXCLAMATION         You should consider both the General Investment Risks
POINT]              beginning on page 18 and the specific risks listed below.
                    They are both important to your investment choice.

                    Up to 25% or more of our assets invested in municipal obligations may be related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, we may own different obligations that pay interest based on the revenue of similar projects.

                    There is no guarantee that we will be able to maintain a $1.00 per share net asset value. Fluctuations in share value may cause a loss or gain in principal. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments. No government agency either directly or indirectly insures or guarantees the performance of the Fund.
_______________________________________________________________________________

[LOGO OF A          Additional Fund Facts
PLUS SIGN]          Although it is our intention to minimize such exposure, a
                    portion of the income earned by the Fund may be subject to the federal alternative minimum tax. We will send you a letter each year informing you what percentage, if any, may be subject.

                    For information on Fund fees and expenses, see "Summary of Expenses" on page 6.


                                    Stagecoach Money Market Funds Prospectus  9

Prime Money Market Mutual Fund
_______________________________________________________________________________

                    Advisor:           Wells Fargo Bank
_______________________________________________________________________________

[LOGO OF A RIGHT    Investment Objective
POINT ARROW]        The Prime Money Market Mutual Fund seeks to provide
                    investors with maximized current income to the extent consistent with preservation of capital and maintenance of liquidity.

                    Investment Policies
                    We pursue this objective by actively managing a portfolio consisting of a broad range of U.S. dollar-denominated, high quality money market instruments, including debt obligations with remaining maturities of 397 days or less. We maintain an overall dollar-weighted average maturity of 90 days or less. We may also make certain other investment including, for example, repurchase agreements.
_______________________________________________________________________________

[LOGO OF A          Permitted Investments
PERCENTAGE SIGN]    Under normal market conditions, we invest in:

                    *       U.S. Government obligations;
                    * commercial paper rated at the date of purchase as P-1 by Moody's or A-1+ or A-1 by S&P;
                    * negotiable certificates of deposits and banker's acceptances;
                    *       repurchase agreements;

                    * short-term, U.S. dollar-denominated debt of U.S. branches of foreign banks; and
                    *       shares of other money market funds.

10  Stagecoach Money Market Funds Prospectus

_______________________________________________________________________________

[LOGO OF A RIGHT    Important Risk Factors
POINT ARROW]        You should consider both the General Investment Risks
                    beginning on page 18 and the specific risks listed below.
                    They are both important to your investment choice.

                    There is no guarantee that we will be able to maintain a $1.00 per share net asset value. Fluctuations in share value may cause a loss or gain in principal. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments. No government agency either directly or indirectly insures or guarantees the performance of the Fund.
_______________________________________________________________________________

[LOGO OF A PLUS     Additional Fund Facts
SIGN]               For information on Fund fees and expenses, see "Summary of
                    Expenses" on page 6.



                                  Stagecoach Money Market Funds Prospectus  11


Prime Money Market Mutual Fund                             Financial Highlights
See "Historical Fund Information" on page 26.
                        See "How to Read the Financial Highlights" on page 32.
--------------------------------------------------------------------------------

=================================================================================================================================
For a Share Outstanding
=================================================================================================================================
For the period ended:                   Institutional Class Shares - Commenced           Investor Shares
                                        on August 11, 1995 (prior years
                                        -service class)
                                        --------------------------------------------------------------------------------------
                                        Sept. 30,        Mar. 31,   Sept. 30,    Sept. 30,   Sept. 30,    Sept. 30,  March 31,
                                         1997/1/         1997/2/    1996/3/       1995        1995         1994/4/    1994
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $ 1.00          $ 1.00      $ 1.00       $ 1.00      $ 1.00       $ 1.00      $ 1.00
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                    0.03            0.03        0.05         0.01        0.05         0.02        0.03
  Net realized and unrealized gain
    on investments                         0.00            0.00        0.00         0.00        0.00         0.00        0.00
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations           0.03            0.03        0.05         0.01        0.05         0.02        0.03
-------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income    (0.03)          (0.03)      (0.05)       (0.01)      (0.05)       (0.02)      (0.03)
  Distributions from net realized gain     0.00            0.00        0.00         0.00        0.00         0.00        0.00
-------------------------------------------------------------------------------------------------------------------------------
Total from distributions                  (0.03)          (0.03)      (0.05)       (0.01)      (0.05)       (0.02)      (0.03)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $ 1.00          $ 1.00      $ 1.00       $ 1.00      $ 1.00       $ 1.00      $ 1.00
-------------------------------------------------------------------------------------------------------------------------------
Total return (not annualized)              2.74%           2.64%       5.39%        5.65%       5.60%        3.71%/6     3.00%
-------------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
  Net assets, end of period (000s)     $506,339        $538,195    $423,959      $30,606   $ 614,101     $565,305    $527,599
-------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets (annualized):
  Ratio of expenses to average
    net assets                             0.25%           0.25%       0.25%        0.26%       0.41%        0.41%       0.41%
  Ratio of net investment income to
    average net assets                     5.40%           5.25%       5.33%        5.67%       5.47%        3.67%       2.96%
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                           N/A             N/A         N/A          N/A        N/A           N/A        N/A
-------------------------------------------------------------------------------------------------------------------------------
Average commission rate paid                 N/A             N/A         N/A          N/A        N/A           N/A        N/A
-------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
  prior to waived fees and reimbursed
  expenses                                 0.41%           0.38%       0.60%        0.69%       0.68%        0.89%       0.89%
-------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average
  net assets prior to waived fees and
  reimbursed expenses                      5.24%           5.12%       4.98%        5.24%       5.20%        3.19%       2.48%
-------------------------------------------------------------------------------------------------------------------------------
===============================================================================================================================
Institutional Share Calendar-Year Returns                                                                                1994
===============================================================================================================================
Returns for other share classes may vary                                                                                 3.88%
due to different fees and expenses. These
returns reflect fee waivers and reimbursements,
do not reflect sales loads, are not a guarantee
of future performance, and have not been audited.
-------------------------------------------------------------------------------------------------------------------------------

/1/  Unaudited financial statements.
/2/  The Fund changed its fiscal year-end from September 30 to March 31.

/3/  The Fund changed Investment Advisor during this fiscal year.

12  Stagecoach Money Market Funds Prospectus


Prime Money Market Mutual Fund                             Financial Highlights
See "Historical Fund Information" on page 26.
                        See "How to Read the Financial Highlights" on page 32.
--------------------------------------------------------------------------------

========================================================================================================
For a Share Outstanding
========================================================================================================
For the period ended:                   Investor Shares
                                        ----------------------------------------------------------------
                                                March 31,     March 31,   March 31,   March 31,    March 31,    March 31
                                                 1993          1992         1991        1990         1989         1988
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $   1.00       $ 1.00       $ 1.00       $ 1.00      $ 1.00       $ 1.00
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                            0.03         0.05         0.07         0.08        0.08         0.06
  Net realized and unrealized gain
    on investments                                 0.00         0.00         0.00         0.00        0.00         0.00
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                   0.03         0.05         0.07         0.08        0.08         0.06
------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income            (0.03)       (0.05)      (0.07)        (0.08)      (0.08)      (0.06)
  Distributions from net realized gain             0.00         0.00        0.00          0.00        0.00        0.00
------------------------------------------------------------------------------------------------------------------------
Total from distributions                          (0.03)       (0.05)      (0.07)        (0.08)      (0.08)      (0.06)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $   1.00       $ 1.00      $ 1.00        $ 1.00      $ 1.00      $ 1.00
------------------------------------------------------------------------------------------------------------------------
Total return (not annualized)                      3.32%        5.22%      7.72%          8.82%       7.88%      6.50%
------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
  Net assets, end of period (000s)             $468,479      $528,397    $543,834     $493,641     $496,675    $628,987
------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets (annualized):
  Ratio of expenses to average
    net assets                                    0.41%         0.43%      0.47%         0.54%        0.56%      0.58%
  Ratio of net investment income to
    average net assets                            3.27%         5.09%      7.38%         7.95%        7.58%      7.38%
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                 N/A           N/A        N/A          N/A           N/A        N/A
------------------------------------------------------------------------------------------------------------------------
Average commission rate paid                       N/A           N/A        N/A            N/A         N/A        N/A
------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
  prior to waived fees and reimbursed
  expenses                                        0.89%         0.91%      0.94%         0.90%        0.90%      0.93%
-----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average
  net assets prior to waived fees and
  reimbursed expenses                             2.79%         4.61%      6.91%         7.59%        7.24%      6.03%
-----------------------------------------------------------------------------------------------------------------------
========================================================================================================
Institutional Share  Calendar Year Returns         1993       1992     1991     1990     1989      1988
========================================================================================================
Returns for other share classes may vary           3.00%     3.61%     5.85%    8.03%     9.04%     7.31%
due to different fees and expenses. These
returns reflect fee waivers and reimbursements,
do not reflect sales loads, are not a guarantee
of future performance, and have not been audited.
--------------------------------------------------------------------------------------------------------

/4/  The Fund changed its fiscal year-end from May 31 to September 30.

/5/  Annualized

/6/ For periods prior to October 1, 1995, these figures reflect the performance and expenses of the Investor Class Shares.


                                  Stagecoach Money Market Funds Prospectus  13

Treasury Money Market Mutual Fund
_______________________________________________________________________________

                    Advisor:        Wells Fargo Bank
______________________________________________________________________________

[LOGO OF            Investment Objective
ARROW]
                    The Treasury Money Market Mutual Fund seeks to provide investors with current income and stability of principal.

                    Investment Policies

                    We actively manage a portfolio composed of obligations issued or guaranteed by the U.S. Treasury. We also invest in notes, repurchase agreements and other instruments collateralized or secured by Treasury obligations. We buy obligations with remaining maturities of 397 days or less. We maintain an overall dollar-weighted average maturity of 90 days or less.
______________________________________________________________________________

[LOGO OF            Permitted Investments
PERCENTAGE SIGN]
                    Under normal market conditions, we invest:

                    *       in U.S. Treasury obligations; and
                    * in repurchase agreements collateralized by U.S. Treasury obligations.

                    As a temporary defensive measure, or to maintain liquidity, we may invest in shares of other money market funds that have similar investment objectives.

14  Stagecoach Money Market Funds Prospectus

_______________________________________________________________________________

[LOGO OF AN         Important Risk Factors
EXCLAMATION POINT]  You should consider both the General Investment Risks beginning on page 18 and the specific risks listed below.
                    They are both important to your investment choice.

                    There is no guarantee that we will be able to maintain a $1.00 per share net asset value. Fluctuations in share value may cause a loss or gain in principal. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments. The U.S. Treasury does not directly or indirectly insure or guarantee the performance of the Fund.
_______________________________________________________________________________

[LOGO OF A          Additional Fund Facts
RIGHT PLUS SIGN]    Treasury obligations have historically involved little
                    risk of loss of principal if held to maturity. However, fluctuations in market interest rates may cause the market value of Treasury obligations in the Fund's portfolio to fluctuate.

                    For information on Fund fees and expenses, see "Summary of Expenses" on page 6.


                                   Stagecoach Money Market Funds Prospectus  15


Treasury Money Market Mutual Fund                           Financial Highlights
See "Historical Fund Information" on page 26.
--------------------------------------------------------------------------------

================================================================================================================================
For a Share Outstanding
=================================================================================================================================
For the period ended:                   Institutional Class Shares - Commenced           Investor Shares
                                        on August 11, 1995 (prior years
                                        -service class)
                                        --------------------------------------------------------------------------------------
                                        Sept. 30,        Mar. 31,   Sept. 30,    Sept. 30,   Sept. 30,    Sept. 30,  March 31,
                                         1997/1/         1997/2/    1996/3/       1995        1995         1994        1994
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $ 1.00          $ 1.00      $ 1.00       $ 1.00      $ 1.00       $ 1.00      $ 1.00
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                    0.03            0.03        0.05         0.01        0.05         0.02        0.03
  Net realized and unrealized gain
    on investments                         0.00            0.00        0.00         0.00        0.00         0.00        0.00
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations           0.03            0.03        0.05         0.01        0.05         0.02        0.03
-------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income    (0.03)          (0.03)      (0.05)       (0.01)      (0.05)       (0.02)      (0.03)
  Distributions from net realized gain     0.00            0.00        0.00         0.00        0.00         0.00        0.00
-------------------------------------------------------------------------------------------------------------------------------
Total from distributions                  (0.03)          (0.03)      (0.05)       (0.01)      (0.05)       (0.02)      (0.03)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $ 1.00          $ 1.00      $ 1.00       $ 1.00      $ 1.00       $ 1.00      $ 1.00
-------------------------------------------------------------------------------------------------------------------------------
Total return (not annualized)              2.65%           2.58%       5.26%        5.51%/5/    5.42%        3.75%/5/    2.81%
-------------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
  Net assets, end of period (000s)     $485,723        $449,647    $540,689      $36,443   $1,001,707    $690,630    $654,950
-------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets (annualized):
  Ratio of expenses to average
    net assets                             0.25%           0.25%       0.25%        0.26%       0.42%        0.43%       0.43%
  Ratio of net investment income to
    average net assets                     5.22%           5.11%       5.21%        5.42%       5.32%        3.72%       2.77%
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                           N/A             N/A         N/A          N/A        N/A           N/A        N/A
-------------------------------------------------------------------------------------------------------------------------------
Average commission rate paid                 N/A             N/A         N/A          N/A        N/A           N/A        N/A
-------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
  prior to waived fees and reimbursed
  expenses                                 0.41%           0.39%       0.59%        0.69%       0.66%        0.90%       0.90%
-------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average
  net assets prior to waived fees and
  reimbursed expenses                      5.06%           4.97%       4.87%        4.99%       5.08%        3.25%       2.30%
-------------------------------------------------------------------------------------------------------------------------------
===============================================================================================================================
Institutional Share Calendar-Year Returns                                                                    1994        1993
===============================================================================================================================
Returns for other share classes may vary                                                                     3.84%       2.88%
due to different fees and expenses. These
returns reflect fee waivers and reimbursements,
do not reflect sales loads, are not a guarantee
of future performance, and have not been audited.
-------------------------------------------------------------------------------------------------------------------------------

/1/  Unaudited financial statements.

/2/  The Fund changed its fiscal year-end from September 30 to March 31.

/3/  The Fund changed Investment Advisor during this fiscal year.

16  Stagecoach Money Market Funds Prospectus


Treasury Money Market Mutual Fund                           Financial Highlights
                        See "How to Read the Financial Highlights" on page 32.
--------------------------------------------------------------------------------

========================================================================================================
For a Share Outstanding
========================================================================================================
For the period ended:
                                        --------------------------------------------------------------------------------
                                                March 31,     March 31,   March 31,   March 31,    March 31,    March 31
                                                 1993          1992         1991        1990         1989         1988
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $   1.00       $ 1.00       $ 1.00       $ 1.00      $ 1.00       $ 1.00
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                            0.03         0.05         0.07         0.08        0.07         0.06
  Net realized and unrealized gain
    on investments                                 0.00         0.00         0.00         0.00        0.00         0.00
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                   0.03         0.05         0.07         0.08        0.07         0.06
------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income            (0.03)       (0.05)      (0.07)        (0.08)      (0.07)      (0.06)
  Distributions from net realized gain             0.00         0.00        0.00          0.00        0.00        0.00
------------------------------------------------------------------------------------------------------------------------
Total from distributions                          (0.03)       (0.05)      (0.07)        (0.08)      (0.07)      (0.06)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $   1.00       $ 1.00      $ 1.00        $ 1.00      $ 1.00      $ 1.00
------------------------------------------------------------------------------------------------------------------------
Total return (not annualized)                      3.13%        5.03%      7.42%          8.58%       7.63%      6.20%
------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
  Net assets, end of period (000s)             $614,237      $281,343    $118,623     $98,398      $90,672     $101,066
------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets (annualized):
  Ratio of expenses to average
    net assets                                    0.43%         0.45%      0.48%         0.56%        0.63%      0.69%
  Ratio of net investment income to
    average net assets                            3.04%         4.73%      7.10%         7.73%        7.36%      6.12%
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                 N/A           N/A        N/A          N/A           N/A        N/A
------------------------------------------------------------------------------------------------------------------------
Average commission rate paid                       N/A           N/A        N/A            N/A         N/A        N/A
------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
  prior to waived fees and reimbursed
  expenses                                        0.91%         0.93%      0.94%         0.97%        0.98%      1.05%
-----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average
  net assets prior to waived fees and
  reimbursed expenses                             2.56%         4.25%      6.64%         7.32%        7.01%      5.76%
-----------------------------------------------------------------------------------------------------------------------
========================================================================================================
Institutional Share  Calendar Year Returns         1992       1991     1990     1989     1988
========================================================================================================
Returns for other share classes may vary           3.32%     5.65%     7.75%    8.78%     7.06%
due to different fees and expenses. These
returns reflect fee waivers and reimbursements,
do not reflect sales loads, are not a guarantee
of future performance, and have not been audited.
--------------------------------------------------------------------------------------------------------

/4/  The Fund changed its fiscal year-end from May 31 to September 30.

/5/  Annualized

/6/ For periods prior to October 1, 1995, these figures reflect the performance and expenses of the Investor Class Shares.


                                    Stagecoach Money Market Funds Prospectus  17

General Investment Risks
-------------------------------------------------------------------------------

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your tolerance and preferences. You should carefully consider risks common to all mutual funds, including the Stagecoach Funds. Chief among these risks are the following:

* Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.

* We cannot guarantee we will meet our investment objectives. In particular, we cannot guarantee that we will be able to maintain a $1.00 per share net asset value.

* You cannot recover through insurance any loss due to investment practices, nor can the Fund, the Institutions or investment advisors "make good" any losses you might have.

* Investing in any mutual fund, including those deemed conservative, involves risk, including the possible loss of any money you invest.

* An investment in a single Fund, by itself, does not constitute a complete investment plan.

* The Funds invest in debt securities, such as notes and bonds, that are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of a security will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the possibility that interest rates may increase and reduce the resale value of securities in a Fund's portfolio. Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Interest rate risk does not affect the interest paid by a debt security unless it is specifically designed to pay an adjustable rate.

* The Funds' advisor may also use certain derivative instruments such as options or futures contracts. The term "derivatives" covers a wide range of investments but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.

The following types of floating-rate derivative securities are NOT permitted investments in the Funds:

* Capped floaters on which interest is not paid when market rates move above a certain level;

* Leveraged floaters whose interest rates reset based on a formula that magnifies changes in market interest rates;

18      Stagecoach Money Market Funds Prospectus

--------------------------------------------------------------------------------

* Range floaters on which interest is not paid if market interest rates move outside a specified range;

* Dual index floaters whose interest rate reset provisions are tied to more than one index; and

* Inverse floaters which have interest rates that reset in an opposite direction of their index.

Investment practices and risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for each Fund remains within the parameters of its objective.

What follows is a general list of the types of risks (some of which are described above) that may apply to a given Fund and a table showing some of the additional investment practices that each Fund may use. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk- The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Credit Risk- The risk that the issuer of a debt security will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

Diplomatic Risk- The risk that an adverse change in the diplomatic relations between the United States and another country might reduce the value or liquidity of investments in either country.

Information Risk- The risk that information about a security is either unavailable, incomplete or is inaccurate.

Interest Rate Risk- The risk that changes in interest rates can reduce the value of an existing security. Generally, when interest rates increase, the value of a debt security decreases. The effect is usually more pronounced for securities with longer dates to maturity.

Leverage Risk- The risk that a practice may increase a Fund's exposure to Market Risk, Interest Rate Risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk- The risk that a security cannot be sold, or cannot be sold without adversely affecting its fair price.

General Investment Risks
--------------------------------------------------------------------------------

Market Risk- The risk that the value of a stock, bond or other security will be reduced by market activity. This is a basic risk associated with all securities.

Political Risk- The risk that political actions, events or instability may be unfavorable for investments made in a particular nation's or region's industry, government or markets.


  -----------------------------------------------------------------------------
  Investment Practice/Risk

  The following table lists some of the additional investment practices of the Funds, including some not disclosed in the Investment Objective and Investment Policies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each. See the Investment Objective and Investment Policies for each Fund or the Statement of Additional Information for more information on these practices.

  Investment practices and risk levels are carefully monitored. We attempt to ensure that the risk exposure for each Fund remains within the parameters of its objective.

  Remember, each Fund is designed to meet different investment needs and has a different investment objective and investment policies. Each Fund engages in the investment practices described below to varying degrees.

  In addition to the general risks discussed above, you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund. See the "Important Risk Factors" in the summary for each Fund. You should also see the Statement of Additional information for additional information about the investment practices and risks particular to each Fund.
  ------------------------------------------------------------------------------

20  Stagecoach Money Market Funds Prospectus

--------------------------------------------------------------------------------

                                                                      National
                                                                        Bond     Prime    Treasury
=============================================================================================================
INVESTMENT PRACTICE:                    RISK:
=============================================================================================================
FLOATING AND VARIABLE RATE DEBT

Instruments with interest rates         Interest Rate and                 *         *        *
that are adjusted either                Credit Risk
on a schedule or when an index
or benchmark changes.
--------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS

A transaction in which the              Credit and                        *         *        *
seller of a security agrees             Counter-Party Risk
to buy back a security at an
agreed upon time and
price, usually with interest.
--------------------------------------------------------------------------------------------------------------
OTHER MUTUAL FUNDS

The temporary investment in             Market  Risk                      *         *        *
shares of another mutual fund.
A pro rata portion of the other
fund's expenses, in addition to
the expenses paid by the Fund,
will be borne by Fund shareholders.
--------------------------------------------------------------------------------------------------------------
FOREIGN OBLIGATIONS

Dollar-denominated debt                 Information, Liquidity            *         *        *
obligations of foreign branches         Political, Regulatory, and
of U.S. banks or U.S. branches          Diplomatic Risk
of foreign banks.
--------------------------------------------------------------------------------------------------------------
LOANS OF PORTFOLIO SECURITIES

The practice of loaning securities      Credit, Leverage,                 *         *        *
in brokers, dealers and                 Counter-Party Risk
and financial institutions to
increase return on those securities.
Loans may be made in accordance with
existing investment policies. Oregon,
Arizona and National Tax-Free Funds,
Limited to 30% of total assets for
the 33 1/3% for the other Funds.
--------------------------------------------------------------------------------------------------------------
BORROWING POLICIES

The ability to borrow an equivalent     Leverage Risk                     *         *        *
of 10% of assets from banks for
temporary purposes to meet
shareholder redemptions.
--------------------------------------------------------------------------------------------------------------
ILLIQUID SECURITIES

A security which cannot be              Liquidity Risk                    *         *        *
readily sold or cannot be
readily sold without negatively
affecting its fair value.
The limit is 15% of assets for all
but the California
Tax-Free Bond Fund, which has a
limit of 10%.
--------------------------------------------------------------------------------------------------------------

                                  Stagecoach Money Market Funds Prospectus  21

Your Fund Account
--------------------------------------------------------------------------------

This section tells you how to open a Fund account and how to buy, sell or exchange Fund shares once your Fund account is open.

Typically, Institutional Class shares are bought and held on your behalf by the Institution through which you are investing. Check with your customer account representative or your Customer Account agreement for the rules governing your investment.

Minimum Investments:

* Minimum, initial and subsequent investment amounts are determined by your Customer Account agreement with your Institution, and are generaly:

   * $5,000,000 per Fund minimum initial investment for the Prime and Treasury Money Market Mutual Funds;

   * $150,000 minimum initial investment for the National Tax-Free Money Market Mutual Fund; and

   *        $25,000 per Fund for all investments after your first.

Important Information:

* Read this Prospectus carefully. Discuss any questions you have with your Institution. You may also ask for copies of the Statement of Additional Information and Annual Report. Copies are available free of charge from your Institution or by calling 1-800-260-5969.

*        We process requests to buy or sell shares each business day.

* Requests we receive from an Institution in proper form before 12:00 Noon (Pacific time) for the Prime Money Market Mutual Fund and the Treasury Money Market Mutual Fund generally are processed at 12:00 Noon on the same day.

* Requests we receive from an Institution in proper form before 9:00 a.m. (Pacific time) for the National Tax-Free Money Market Mutual Fund generally are processed at 9:00 a.m. on the same day.

* Requests we receive after the above-specified times for each Fund are processed the next business day at the applicable Net Asset Value
         (NAV).

* Payment for shares may be made by Institutions in funds immediately available to us no later than 1:00 p.m. (Pacific time) on the same business day as the purchase order is processed. If payment is not received on the same business day, the order will be cancelled and the Institution will be responsible for any loss.

22  Stagecoach Money Market Funds Prospectus

--------------------------------------------------------------------------------

* As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is the NAV next determined after a request has been received in proper form.

* We determine the NAV of each Fund's shares by subtracting the Fund liabilities from its total assets, and then dividing the result by the total number of outstanding shares of that Fund. See the Statement of Additional Information for further information.

* On any day the trading markets for both U.S. government securities and money market instruments close early, the Funds will close early.

How to Buy Shares

You can open a Fund account and buy Fund shares through an Institution through which you have established a Customer Account. Investors interested in purchasing Institutional shares of the Funds should contact an account representative at their Institution and should understand the following:

* Share purchases are made through a Customer Account at an Institution in accordance with the terms of the Customer Account involved;

* Institutions are usually the holders of record of Institutional shares held through Customer Accounts and maintain records reflecting their customers' beneficial ownership of the shares;

* Institutions are responsible for transmitting their customers' purchase and redemption orders to the Funds and for delivering required payment on a timely basis;

* The exercise of voting rights and the delivery of shareholder communications from the Funds is governed by the terms of the Customer Account involved; and

* Institutions may charge their customers account fees and may receive fees from us with respect to investments their customers have made with the Funds. See "Organization and Management of the Funds" for further details about these fees.


                                  Stagecoach Money Market Funds Prospectus  23

Your Fund Account
--------------------------------------------------------------------------------

How to Sell Shares

Institutional Class shares must be redeemed in accordance with the account agreement governing your Customer Account at the Institution. Please read the Customer Account agreement with your institution for rules governing selling shares.

General Notes for Selling Shares

* We process requests we receive in proper form before 12:00 noon (Pacific Time) on any business day for the Prime and Treasury Money Market Mutual Funds at the NAV determined as of 12:00 noon on the same business day. Requests we receive after this time are processed on the next, business day.

*        We process requests we receive in proper form before 9:00 a.m.
         (Pacific Time) on any business day for the National Tax-Free Money Market Mutual Fund at the NAV determined as of 9:00 a.m. on the same business day.

* Redemption proceeds are usually wired to the redeeming Institution the following business day.

* Requests we receive after 12:00 noon (Pacific Time) for the Prime and Treasury Money Market Mutual Funds or after 9:00 a.m. (Pacific Time) for the National Tax-Free Money Market Mutual Fund are processed the next business day at the applicable NAV.

* We reserve the right to delay payment of a redemption for up to ten days so that we may be reasonably certain that investments made by check have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Payments of redemptions also may be delayed up to seven days under normal circumstances, although it is not our policy to delay such payments.

* Generally, we pay redemption requests in cash, unless the redemption request is for more than $250,000 or 1% of the net assets of the Fund by a single shareholder over any ninety-day period. If a request for a redemption is over these limits it may be to the detriment of existing shareholders. Therefore, we may pay the redemption in part or in whole in securities of equal value.

24  Stagecoach Money Market Funds Prospectus

Exchanges
--------------------------------------------------------------------------------

Exchanges between Stagecoach Funds are two transactions: a sale of one Fund and the purchase of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

* You should carefully read the Prospectus for the Fund into which you wish to exchange.

* Every exchange involves selling Fund shares and that sale may produce a capital gain or loss for federal income tax purposes.

* If you are making an initial investment into a new Fund through an exchange, you must exchange at least the minimum first purchase amount of the Fund you are redeeming, unless your balance has fallen below that amount due to market conditions.

* Any exchange between Funds you already own must meet the minimum redemption and subsequent purchase amounts for the Funds involved.

* In order to discourage excessive Fund transaction expenses that must be borne by other shareholders, we reserve the right to limit or reject exchange orders. Generally, we will notify you 60 days in advance of any changes in your exchange privileges.

* Institutional Class shares may be exchanged for other Institutional Class shares, or for Class A shares in certain qualified accounts. Contact your account representative for further details.

                                  Stagecoach Money Market Funds Prospectus  25

Other Information
--------------------------------------------------------------------------------

Dividend and Capital Gain Distributions

Distributions paid by a Fund are automatically reinvested to purchase new shares of the Fund. The new shares are purchased at NAV, generally on the day the distributions are paid.

Taxes

The following discussion regarding taxes is based on laws that were in effect as of the date of this Prospectus. The discussion summarizes only some of the important tax considerations that affect the Funds and you as a shareholder. It is not intended as substitute for careful tax planning. You should consult your tax advisor about your specific tax situation. Federal income tax considerations are discussed further in the Statement of Additional Information.

We will pass on to you net investment income and net short-term capital gains earned by a Fund as dividend distributions. These are taxable to you as ordinary income. However, dividends distributed by the National Tax-Free Money Market Mutual Fund which are attributable to the Fund's net interest income from tax-exempt securities will not be subject to federal income tax.

We will pass on to you any net capital gains earned by a Fund as a capital gain distribution. In general, these distributions will be taxable to you as long-term capital gains and are taxable when paid. However, distributions declared in October, November and December and distributed by the following January will be taxable as if they were paid on December 31 of the year in which they were declared. We will notify you as to the status of your Fund distributions.

Your redemptions, including exchanges, will ordinarily result in a taxable capital gain or loss, depending on the amount you receive for your shares and the amount you paid for them. Foreign shareholders may be subject to different tax treatment, including withholding. In certain circumstances, U.S. residents will be subject to back-up withholding.

Historical Fund Information

National Tax-Free Money Market Mutual Fund- Prior to December 15, 1997, the Fund invested all of its assets in a Master Portfolio with an identical investment objective. The Fund currently invests directly in a portfolio of securities and no longer invests in a Master Portfolio. The Institutional Class shares commenced operations on December 15, 1997.

Prime Money Market Mutual Fund-The Fund operated as Pacific American Liquid Assets, Inc. from commencement of operations on April 30, 1981 until it was reorganized as a portfolio of Pacific American Fund on October 1, 1985. On

26  Stagecoach Money Market Funds Prospectus

--------------------------------------------------------------------------------

October 1, 1994, the Fund was reorganized as the Pacific American Money Market Portfolio, a portfolio of Pacifica Funds Trust. In July 1995, the Fund was renamed the Pacifica Prime Money Market Fund, and on or about September 6, 1996, the Fund was reorganized as the Prime Money Marker Mutual Fund of the Company. The Institutional Class shares of the Fund commenced operations on August 11, 1995. Financial information prior to this date is for the Service Class shares of the Pacifica portfolio. Prior to April 1, 1996, First Interstate Capital Management, Inc. ("FICM") served as the Fund's adviser. In connection with the merger of First Interstate Bancorp into Wells Fargo & Company on April 1, 1996, FICM was renamed Wells Fargo Investment Management, Inc.

Treasury Money Market Mutual Fund-Prior to August 1, 1990, the Treasury Money Market Mutual Fund was known as the Short-Term Government Fund, which commenced operations on October 1, 1985, and invested in obligations issued or guaranteed by agencies and instrumentalities of the U.S. Government. The Fund operated as a portfolio of Pacific American Funds through October 1, 1994, when it was reorganized as the Pacific American U.S. Treasury Portfolio, a portfolio of Pacifica Funds Trust. In July 1995, the Fund was renamed the Pacifica Treasury Money Market Fund, and on September 6, 1996, the Fund was reorganized as a series of Stagecoach Funds. The Institutional Class shares of the Fund commenced operations on August 11, 1995. Financial information prior to this date is for the Service Class shares of the Pacifica portfolio. Prior to April 1, 1996, First Interstate Capital Management, Inc. ("FICM") served as the Fund's adviser. In connection with the merger of First Interstate Bancorp into Wells Fargo & Company on April 1, 1996, FICM was renamed Wells Fargo Investment Management, Inc.

Minimum Account Value - Due to the expense involved in maintaining low-balance accounts, we reserve the right to close accounts that have fallen below the $5,000,000 minimum balance due to redemptions (as opposed to market conditions). You will be given an opportunity to make additional investments to prevent account closure before any action is taken.

Share Class - This Prospectus contains information about Institutional Class shares. The Funds offer additional share classes with different expenses and returns than those described here. Call Stephens Inc. at 1-800-643-9691 for information on these or other investment options in Stagecoach Funds.

Statements - The Institutions mail statements after any account activity, including dividends or capital gains, and at year-end. The Institutions will also send any necessary tax reporting documents in January, and will send Annual and Semi-Annual Reports each year.


                                  Stagecoach Money Market Funds Prospectus  27

Other Information
--------------------------------------------------------------------------------

Statement of Additional Information - Additional information about some of the topics discussed in this Prospectus as well as details about performance calculations, servicing plans, tax issues and other important issues are available in the Statement of Additional Information for the Funds. The Statement of Additional Information should be read along with this Prospectus and may be obtained free of charge by calling Investor Services at 1-800-260-5969.

Glass-Steagall Act - Morrison & Foerster LLP, counsel to the Funds and special counsel to Wells Fargo Bank, has advised us and Wells Fargo Bank that Wells Fargo Bank and its affiliates may perform the services contemplated by the Advisory Contracts and detailed in this Prospectus and the Statement of Additional Information without violation of the Glass-Steagall Act. Counsel has pointed out that future judicial or administrative decisions, or future federal or state laws may prevent these entities from continuing in their roles.

Voting Rights - All shares of the Funds have equal voting rights and are voted in the aggregate, rather than by series or class, unless the matter affects only one series or class. A shareholder of record is entitled to one vote for each share owned and fractional votes for each fractional share owned. For a detailed description of voting rights, see the "Capital Stock" section of the Statement of Additional Information.

28  Stagecoach Money Market Funds Prospectus

Organization and Management of the Funds
--------------------------------------------------------------------------------

A number of different companies provide services to the Funds. This section shows how the Funds are organized, the companies that perform different services, and how they are compensated. Further information is available in the Statement of Additional Information for the Funds.

About Stagecoach

Each Fund is one of over 30 Funds of Stagecoach Funds, Inc., an open-end management investment company. Stagecoach was organized on September 9, 1991, as a Maryland Corporation.

The Board of Directors of Stagecoach supervises the Funds' activities and approves the selection of various companies hired to manage the Funds' operation. The major service providers are described in the diagram below. If the Board believes that it is in the best interests of the shareholders it may make a change in one of these companies.

We do not hold annual shareholder meetings. We may hold special shareholder meetings to ask shareholders to vote on items such as electing or removing board members, or amending fundamental investment strategies or policies.


================================================================================
                                Shareholders
================================================================================
                   Institutions and Their Representatives
================================================================================
    Advise current and prospective shareholders on their Fund investments
--------------------------------------------------------------------------------
                                      |
================================================================================
                                          Transfer and
 Distributor &                        Dividend Disbursing       Shareholder
Co-Administrator     Administrator          Agent             Servicing Agents
================================================================================
Stephens Inc.       Wells Fargo Bank     Wells Fargo Bank     Various
111 Center St.      525 Market St.       525 Market St.       Institutions
Little Rock, AR     San Francisco, CA    San Francisco, CA
Markets the         Manages the Funds'   Maintains records    Provide services
Funds, distributes  business activities  of shares and        to customers
shares, and manages                      supervises the
the Funds'                               paying of dividends
business activities
--------------------------------------------------------------------------------
                                      |
================================================================================
          Investment Advisor                       Custodian
================================================================================
Wells Fargo Bank, 525 Market St.,      Wells Fargo Bank, 525 Market St.,
San Francisco, CA                      San Francisco, CA
Manages the Funds'                     Provides safekeeping for the
investment activities                  Funds' assets
--------------------------------------------------------------------------------
                                      |
================================================================================
                             Board of Directors
================================================================================
                      Supervises the Funds' activities
--------------------------------------------------------------------------------

                                  Stagecoach Money Market Funds Prospectus  29

Organization and Management of the Funds
--------------------------------------------------------------------------------

In the following sections, the percentages shown are the percentages of the average daily net assets of Institutional Class shares paid on an annual basis for the services described. The Statement of Additional Information has more detailed information about the Investment Advisor and the other service providers and plans described here.

The Investment Advisor

Wells Fargo Bank is the advisor for each of the Funds. Wells Fargo Bank, founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. Wells Fargo Bank is a wholly owned subsidiary of Wells Fargo & Company, a national bank holding company. As of December 31, 1997, Wells Fargo Bank and its affiliates managed over $62 billion in assets. The Funds paid Wells Fargo Bank the following for advisory services (after fee waivers) for the fiscal period ended March 31, 1997:


--------------------------------------------------------------------------------
National Tax-Free Money Market Mutual Fund                              ???
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Prime Money Market Mutual Fund                                          ???
--------------------------------------------------------------------------------
Treasury Money Market Mutual Fund                                       ???
--------------------------------------------------------------------------------


The Administrator

Wells Fargo Bank is the administrator of the Funds. Wells Fargo Bank is paid
 .03% of each Fund's assets for these services.

The Distributor and Co-Administrator

Stephens Inc. is the Funds' distributor and co-administrator. Stephens Inc. receives .04% of each Fund's assets for its role as co-administrator.

30  Stagecoach Money Market Funds Prospectus

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Shareholder Servicing Plan

We have Shareholder Servicing Plans for the Institutional Class shares. We have agreements with various Institutions as shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services.

For these services, the Institutional Class of each Fund pays as follows:


--------------------------------------------------------------------------------
National Tax-Free Money Market Mutual Fund                            ????
--------------------------------------------------------------------------------
Prime Money Market Mutual Fund                                        ?????
--------------------------------------------------------------------------------
Treasury Money Market Mutual Fund                                     ?????
--------------------------------------------------------------------------------


                                  Stagecoach Money Market Funds Prospectus  31

How to Read the Financial Highlights
--------------------------------------------------------------------------------

After the description of each Fund there is a chart showing important financial information about the Fund. The chart is called the "Financial Highlights" and is designed to help you understand the past performance of the Fund. The financial statements from which the Financial Highlights were derived were audited by KPMG Peat Marwick LLP, except as indicated. The financial statements are included in each Fund's most recent Annual or Semi-Annual Report and are available free of charge by calling 1-800-260-5969. Other auditors audited the financial statements for the Arizona Tax-Free, National Tax-Free and Oregon Tax-Free Funds for periods prior to October 1, 1995.

Here is an explanation of some terms that will help you read these charts.

Net Asset Value (NAV)- The net value of one share of a class of a Fund. See the Glossary for a fuller definition.

Net Investment Income- Net investment income is calculated by subtracting the aggregate Fund expenses from the Fund's investment income. The number in the financial highlights is the net investment income of a class divided by the number of outstanding shares of that class. The amount distributed to shareholders is listed under the heading "Less Distributions-Dividends from Net Investment Income."

Net Realized and Unrealized Gain (Loss) on Investments- We continually buy and sell investments. The profit on an investment sold for more than its purchase price is a realized capital gain while a loss on an investment sold for less than its purchase price is a realized capital loss. An unrealized gain or loss occurs when an investment gains or loses value but is not sold. The amount of capital gain or loss per share that was paid to shareholders is listed under the heading "Less Distributions-Distributions From Net Realized Gains."

Net Assets- The value of the investments in a Fund's portfolio (after accounting for expenses) that are attributable to a particular class of the Fund.

Ratio of Expenses to Average Net Assets- This ratio reflects the amount paid by a Fund to cover the costs of its daily operations, and includes advisory, administration and other operating expenses. It is expressed as a percentage of the average daily net assets of a class.

Ratio of Net Investment Income (Loss) to Average Net Assets- This ratio is the result of dividing net investment income (or loss) by average net assets.


32  Stagecoach Money Market Funds Prospectus

Glossary
--------------------------------------------------------------------------------

Annual and Semi-Annual Report

Documents that provide certain financial and other important information for the most recent reporting period and each Fund's portfolio of investments.

Business Day

Any day the Funds are open. The Funds are generally open Monday through Friday and are closed weekends and federal bank holidays.

Commercial Paper

Debt instruments issued by banks, corporations and other issuers to finance short-term credit needs. Commercial Paper typically is of high credit quality and offers below market interest rates.

Current Income

Earnings in the form of dividends or interest as opposed to capital growth.

Debt Securities

Generally, a promise to pay interest and repay principal by a single debtor or group of single debtors sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage-backed securities and can include securities in which the right to receive interest and principal repayment have been sold separately.

Derivatives

Securities whose values are derived in part from the value of another security of index. An example is a stock option.

Distributions

Dividends and/or capital gains paid by a Fund on its shares.

Dollar-Denominated

Securities issued by foreign banks, companies or governments in U.S. dollars.

Duration

A measure of a security's or portfolio's sensitivity to changes in interest rates. Duration is usually expressed in years, with longer durations typically more sensitive to interest rate changes than shorter durations.

FDIC

The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits such as savings accounts and CDs. Mutual funds are not FDIC insured.

                                  Stagecoach Money Market Funds Prospectus  33

Glossary
--------------------------------------------------------------------------------

Illiquid Security

A security which cannot be readily sold, or cannot be readily sold without negatively affecting its fair price.

Institution

An affiliate, franchise or correspondent bank of Wells Fargo & Company and other institutions.

Liquidity

The ability to readily sell a security at its fair price.

Moody's

One of the largest nationally recognized ratings organizations.

Nationally Recognized Ratings Organization (NRRO)

A company that examines the ability of a bond issuer to meet its obligations and which rates the bonds accordingly.

Net Asset Value (NAV)

The value of a single fund share. It is determined by adding together all of a Fund's assets, subtracting expenses and other liabilities, then dividing by the total number of shares. The NAV per share of the Prime Money Market Mutual and Treasury Money Market Mutual Funds is determined each business day at 12:00 noon and 1:00 PM (Pacific Time). The NAV per share of the National Tax-Free Money Market Mutual Funds is determined each business day at 9:00 AM and 1:00 PM (Pacific Time).

Public Offering Price (POP)

The NAV with the sales load added.

Repurchase Agreement

An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Shareholder Servicing Agent

An entity appointed by a Fund to maintain shareholder accounts and record, assist and provide information to shareholders or perform similar functions.

S&P

One of the largest nationally recognized ratings organizations. Standard and Poor's also publishes various indexes or lists of companies representative of sectors of the U.S. economy.


34  Stagecoach Money Market Funds Prospectus

--------------------------------------------------------------------------------

Statement of Additional Information

A document that supplements the disclosures made in the Prospectus.

U.S. Government Obligations

Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Weighted Average Maturity

The average maturity for the debt securities in a portfolio on a dollar-for-dollar basis.


                                  Stagecoach Money Market Funds Prospectus  35
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STAGECOACH FUNDS/R/

You may wish to review the following documents:

Statement of Additional Information
supplements the disclosures made by this Prospectus. The Statement of Additional
Information has been filed with the SEC
and is incorporated by reference into
this Prospectus and is legally part of
this Prospectus.

Annual/Semi-Annual Report
provides certain financial and other
important information for the most
recent reporting period and each Fund's
portfolio of investments.

These are available free of
charge by calling

1-800-260-5969, or from

Stagecoach Funds
PO Box 7066
San Francisco, CA
94120-7066

        ------------------------------------------------------------------------
        STAGECOACH MONEY MARKET MUTUAL FUNDS:
        ------------------------------------------------------------------------
        *  are not insured by the FDIC
        * are not obligations or deposits of Wells Fargo Bank, nor guaranteed by Wells Fargo Bank
        *  involve investment risk, including possible loss of principal.
        * seek to maintain a stable net asset value of $1.00 per share, however, there can be no assurance that a fund will meet this goal. Yields will vary with market conditions.
        ------------------------------------------------------------------------


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